N-4	Apr. 07, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Brighthouse Separate Account Eleven for Variable Annuities
Entity Central Index Key	0001209404
Entity Investment Company Type	N-4
Document Period End Date	Apr. 07, 2026
Amendment Flag	false
Universal Annuity
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
Fees, Expenses, and Adjustments	Location in Prospectus
Are There Charges for Early Withdrawals?
Yes. If You withdraw money during the first 5 years following a Purchase
Payment, You may be assessed a withdrawal charge of 5%, as a percentage of the Purchase Payment withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Charges and Deductions – Withdrawal Charge
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.29%	1.29%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,425	Highest Annual Cost $2,345
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No withdrawal charges ●No additional Purchase Payments, transfers, loans, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive Portfolio Company fees and expenses ●No withdrawal charges ●No additional Purchase Payments, transfers, loans, or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges for Early Withdrawals?
Yes. If You withdraw money during the first 5 years following a Purchase
Payment, You may be assessed a withdrawal charge of 5%, as a percentage of the Purchase Payment withdrawn.
For example, if You make an early withdrawal, You could pay a withdrawal charge of up to $5,000 on a $100,000 investment. This loss will be greater if there are taxes or tax penalties.
Fee Table and Examples Charges and Deductions – Withdrawal Charge

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Amount Surrendered) Maximum [Percent]	5.00%
Surrender Charge Example Maximum [Dollars]	$ 5,000
Transaction Charges [Text Block]
Are There Transaction Charges?
Yes. In addition to charges for early withdrawals, You may also be charged for other transactions. There may be taxes on Purchase Payments.
Transfer Fee. Currently, We do not charge for transfers. However, We reserve the right to charge for transfers after the first 12 transfers per year.
Fee Table and Examples Charges and Deductions

Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that You may pay each year, depending on the investment options You choose. Please refer to Your
Contract specifications page for information about the specific fees You will pay each year based on the options You have elected.
				Fee Table and Examples Charges and Deductions Appendix A: Investment Options Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.29%	1.29%
	Portfolio Company fees and expenses[2]	0.27%	1.37%
1 As a percentage of average net assets of the Separate Account. The charge shown also includes the Administrative Expense.
2 As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.

Because Your Contract is customizable, the choices You make affect how much You will pay. To help You understand the cost of owning Your
Contract, the following table shows the lowest and highest cost You could pay each year, based on current charges. This estimate assumes that You do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

	Lowest Annual Cost $1,425	Highest Annual Cost $2,345
	Assumes:	Assumes:
	●Investment of $100,000 ●5% annual appreciation ●Least expensive Portfolio Company fees and expenses ●No withdrawal charges ●No additional Purchase Payments, transfers, loans, or withdrawals	●Investment of $100,000 ●5% annual appreciation ●Most expensive Portfolio Company fees and expenses ●No withdrawal charges ●No additional Purchase Payments, transfers, loans, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.29%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.29%
Investment Options (of Other Amount) Minimum [Percent]	0.27%
Investment Options (of Other Amount) Maximum [Percent]	1.37%
Base Contract (N-4) Footnotes [Text Block]	As a percentage of average net assets of the Separate Account. The charge shown also includes the Administrative Expense.
Investment Options Footnotes [Text Block]	As a percentage of Underlying Fund assets before temporary expense reimbursements and/or fee waivers.
Lowest Annual Cost [Dollars]	$ 1,425
Highest Annual Cost [Dollars]	$ 2,345
Risks [Table Text Block]
	Risks	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract including loss of principal.	Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.
Amounts withdrawn from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawal charges may apply for the first 5 years following a Purchase Payment. Withdrawal charges will reduce the value of
Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn.
The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.
●Each investment option, including the Fixed Account, has its own unique risks.
●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Principal Risks of Investing in the Contract
What Are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about
Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Yes.●Currently, We allow unlimited transfers without charge among investment options during the Accumulation Period. However, We reserve the right to impose a charge for transfers in excess of 12 per year.●We reserve the right to limit the number of transfers in circumstances of frequent or large transfers. At a minimum, We would always allow one transfer every six months.●Transfers to and from the Fixed Account are subject to special limitations, such as Our right to limit transfers from the Fixed Account to an amount of up to 10% of the Fixed AccountContract Value on the semiannual Contract Date anniversary.●Where permitted by state law, We reserve the right (with 30 days advance written notice) to restrict Purchase Payments or transfers into the Fixed Account when the credited interest rate is equal to the minimum guaranteed interest rate specified in Your Contract.●We reserve the right to remove or substitute the Underlying Funds that are available as investment options under the Contract.●If You participate through a retirement Plan, your Plan may limit your Funding Options.
Key Information, Benefit Restrictions [Text Block]	●Yes.●You must select a specific Annuity option to exercise the Variable Liquidity Benefit during the Annuity Period.●Withdrawals will reduce the value of the death benefit, perhaps significantly.●Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.●We may stop offering this optional benefit at any time for new sales.●Except as otherwise provided,Contract benefits may not be modified or terminated by Us.●The availability of benefits may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the benefits available to You.●Certain optional benefits may vary by selling firm.
Tax Implications [Text Block]	Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.●If You purchase the Contract through a tax-qualified plan or individual retirement account, You do not get any additional tax benefit.●You will generally not be taxed on increases in the value of the Contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if You take a withdrawal before age 59 ½.
Investment Professional Compensation [Text Block]	Investment professionals may receive compensation for selling this Contract in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence an investment professional to recommend this Contract over another investment for which the investment professional is not compensated or compensated less.
Exchanges [Text Block]	If You already own an insurance contract, some investment professionals may have a financial incentive to offer You a new contract in place of the one You own. You should only exchange a contract you already own if You determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for You to purchase the new contract rather than continue to own Your existing contract.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table and Examples
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering, or making withdrawals from an investment option or from the Contract. Please refer to Your Contract specifications page for information about the specific fees You will pay each year based on the options You have selected. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, make withdrawals from an investment option or from the Contract, or transfer Contract Value between investment options. State premium taxes of 0% to 3.5% may also be deducted.Transaction Expenses
Withdrawal Charge (1)
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made	5.00%
If withdrawn 5 or more years after the Purchase Payment is made	0.00%
(1)We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Years Since Initial Purchase Payment
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	5%
2 years	3 years	5%
3 years	4 years	5%
4 years	5 years	5%
5 + years		0%
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses
Administrative Expenses(1)	$15
Base Contract Charge(2)	1.25%
(as a percentage of average net assets of the Separate Account)(3)
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”. (3)We waive a portion of this charge in connection with investments in certain [Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Transaction Expenses [Table Text Block]	Transaction Expenses
Withdrawal Charge (1)
(as a percentage of Purchase Payments withdrawn)
If withdrawn within 5 years after the Purchase Payment is made	5.00%
If withdrawn 5 or more years after the Purchase Payment is made	0.00%
(1)We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Years Since Initial Purchase Payment
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	5%
2 years	3 years	5%
3 years	4 years	5%
4 years	5 years	5%
5 + years		0%
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses
Administrative Expenses(1)	$15
Base Contract Charge(2)	1.25%
(as a percentage of average net assets of the Separate Account)(3)
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”. (3)We waive a portion of this charge in connection with investments in certain [Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%
Example These examples are intended to help You compare the cost of investing in the variable options (the Funding Options) of the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses. These examples assume that You invest $100,000 in the Funding Options of the Contract for the time periods indicated, that Your investment has a 5% return each year, and that the Contract is owned during the Accumulation Period. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements. Your costs could differ from those shown below if you invest in the Fixed Account. The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$7,620	$12,550	$18,240	$29,195	$2,620	$8,050	$13,740	$29,195
Underlying Fund with Minimum Total Annual Operating Expenses	$6,520	$9,221	$12,649	$17,817	$1,520	$4,721	$8,149	$17,817

Deferred Sales Load (of Amount Surrendered), Maximum [Percent]	5.00%
Deferred Sales Load (of Amount Surrendered), Minimum [Percent]	0.00%
Deferred Sales Load, Footnotes [Text Block]	We may sometimes call this charge the Contingent Deferred Sales Charge. During the Annuity Period, if you elect the Variable Liquidity Benefit, there is a charge of 5% of the amounts withdrawn for the first five years. Starting at year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. (Please refer to “Payment Options” section for a description of this benefit.) The charge is as follows:
Years Since Initial Purchase Payment
Greater than or Equal to	But less than	Withdrawal Charge
0 years	1 years	5%
1 years	2 years	5%
2 years	3 years	5%
3 years	4 years	5%
4 years	5 years	5%
5 + years		0%
The next table describes the fees and expenses that You will pay each year during the time that You own the Contract, not including Underlying Fund fees and expenses. Annual Contract Expenses
Administrative Expenses(1)	$15
Base Contract Charge(2)	1.25%
(as a percentage of average net assets of the Separate Account)(3)
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”. (3)We waive a portion of this charge in connection with investments in certain [Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”.The next table shows the minimum and maximum total operating expenses charged by the Underlying Funds that You may pay periodically during the time that You own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A.Annual Underlying Fund Expenses
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%
Example These examples are intended to help You compare the cost of investing in the variable options (the Funding Options) of the Contract with the cost of investing in other annuity contracts that offer variable options. These costs include Transaction Expenses, Annual Contract Expenses, and Annual Underlying Fund Expenses. These examples assume that You invest $100,000 in the Funding Options of the Contract for the time periods indicated, that Your investment has a 5% return each year, and that the Contract is owned during the Accumulation Period. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements. Your costs could differ from those shown below if you invest in the Fixed Account. The example assumes that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions your cost would be:
	If Contract is surrendered at the end of period shown:				If Contract is NOT surrendered or annuitized at the end of period shown:
Funding Option	1 year	3 years	5 years	10 years	1 year	3 years	5 years	10 years
Underlying Fund with Maximum Total Annual Operating Expenses	$7,620	$12,550	$18,240	$29,195	$2,620	$8,050	$13,740	$29,195
Underlying Fund with Minimum Total Annual Operating Expenses	$6,520	$9,221	$12,649	$17,817	$1,520	$4,721	$8,149	$17,817

Annual Contract Expenses [Table Text Block]	Annual Contract Expenses
Administrative Expenses(1)	$15
Base Contract Charge(2)	1.25%
(as a percentage of average net assets of the Separate Account)(3)
(1)We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.(2)We call this the "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”. (3)We waive a portion of this charge in connection with investments in certain [Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”.
Administrative Expense, Current [Dollars]	$ 15
Administrative Expense, Footnotes [Text Block]	We call this the Semiannual contract Administrative Charge in your Contract, as well as in other places in the prospectus. In the section entitled “Important Information You Should Consider About Your Contract” earlier in the prospectus, we are required to present this fee as part of the Base Contract.
Base Contract Expense (of Average Account Value), Current [Percent]	1.25%
Base Contract Expense, Footnotes [Text Block]	We call this the "Mortality and Expense Risk Charge" in your Contract as well as in other places in the prospectus. See "Charges and Deductions" section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”. (3)We waive a portion of this charge in connection with investments in certain [Subaccounts. See “Charges and Deductions” section of the prospectus under the sub-heading "Base Contract Charge--Mortality and Expense Risk Charge”.
Annual Portfolio Company Expenses [Table Text Block]
	Minimum	Maximum
Total Annual Underlying Fund Expenses
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.27%	1.37%

Portfolio Company Expenses [Text Block]	(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.27%
Portfolio Company Expenses Maximum [Percent]	1.37%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 7,620
Surrender Expense, 1 Year, Minimum [Dollars]	6,520
Surrender Expense, 3 Years, Maximum [Dollars]	12,550
Surrender Expense, 3 Years, Minimum [Dollars]	9,221
Surrender Expense, 5 Years, Maximum [Dollars]	18,240
Surrender Expense, 5 Years, Minimum [Dollars]	12,649
Surrender Expense, 10 Years, Maximum [Dollars]	29,195
Surrender Expense, 10 Years, Minimum [Dollars]	17,817
Annuitized Expense, 1 Year, Maximum [Dollars]	2,620
Annuitized Expense, 1 Year, Minimum [Dollars]	1,520
Annuitized Expense, 3 Years, Maximum [Dollars]	8,050
Annuitized Expense, 3 Years, Minimum [Dollars]	4,721
Annuitized Expense, 5 Years, Maximum [Dollars]	13,740
Annuitized Expense, 5 Years, Minimum [Dollars]	8,149
Annuitized Expense, 10 Years, Maximum [Dollars]	29,195
Annuitized Expense, 10 Years, Minimum [Dollars]	17,817
No Surrender Expense, 1 Year, Maximum [Dollars]	2,620
No Surrender Expense, 1 Year, Minimum [Dollars]	1,520
No Surrender Expense, 3 Years, Maximum [Dollars]	8,050
No Surrender Expense, 3 Years, Minimum [Dollars]	4,721
No Surrender Expense, 5 Years, Maximum [Dollars]	13,740
No Surrender Expense, 5 Years, Minimum [Dollars]	8,149
No Surrender Expense, 10 Years, Maximum [Dollars]	29,195
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 17,817
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks of Investing in the Contract
Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and penalties and these deductions could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative. Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds. Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract. Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum guaranteed interest rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account to an amount of up to 10% of the Contract Value in the Fixed Account on the semiannual Contract Date anniversary. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions. Contract Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits. Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract. Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains. Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract. Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack. A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Available Under the Contract
The following table summarizes information about the benefits under the Contract.
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month or 12-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month and 12-month
durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Each of these benefits are discussed more fully, as follows: the Dollar Cost Averaging programs are discussed in the prospectus section entitled “Transfers;” the Systematic Withdrawals Program is discussed in the prospectus section entitled “Access to Your Money;” the Death Benefit is discussed in the prospectus section entitled “Death Benefit;” and the Variable Liquidity Benefit is discussed in the prospectus section entitled “Payment Options.” The availability of benefits may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the benefits available to You.
Benefits Available [Table Text Block]
Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Dollar Cost Averaging (DCA) Program	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis	Standard	No Charge
●Available only during the
Accumulation Period
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●Fixed Account Value
must not be depleted in
less than 12 months from
date of enrollment
●May only have one DCA
program in place at one
time

Special Dollar Cost Averaging (DCA) Program	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month or 12-month duration	Standard	No Charge
●Available only during the
Accumulation Period
●Fixed Account must be
available for investment
●Must have a minimum
total Contract Value of
$5,000 to enroll
●Minimum transfer
amount is $400
●May only have one DCA
program in place at one
time
●Interest rates credited on
amounts in the Fixed
Account may differ for
6-month and 12-month
durations

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Brief Description of Restrictions / Limitations
Systematic Withdrawal Program	Allows You to receive regular automatic withdrawals from Your Contract	Standard	No Charge
●Each payment must be at
least $50
●Withdrawals may only
be on a monthly,
quarterly, semi-annual,
or annual basis
●Must provide at least
30 days’ notice to
change instructions
●Upon 30-day written
notice, We may
discontinue this feature
at any time.
●We reserve the right to
charge a processing fee
in the future. If We do
so, We will inform You in
writing 30 days in
advance.

Death Benefit	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period	Standard	No Charge
●Amount payable
depends on multiple
factors, such as type of
Contract, age at time of
death, Contract Value,
total Purchase Payments,
and prior withdrawals
●Withdrawals may
significantly reduce the
benefit

Variable Liquidity Benefit	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments	Optional	5% upon exercise (as a percentage of the amount withdrawn)	●Only offered in connection with a specific Annuity option that includes payments for a fixed period ●Withdrawals may significantly reduce or eliminate remaining Annuity Payments

Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A
Investment Options Available Under the Contract The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF64. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.79%	12.94%	6.52%	9.50%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks growth of capital and income.	State Street Moderate ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	16.78%	7.19%	7.85%
Seeks growth of capital.	State Street Moderately Aggressive ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	19.23%	9.01%	9.31%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.46%	19.02%	12.51%	11.60%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio — Initial Class#† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	10.36%	4.22%	5.59%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2† Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%
#Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.‡This Underlying Fund is a fund of funds and invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee. †This Underlying Fund is only available for Contracts issued prior to 1/31/2007. ††Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing. ^^Until May 1, 2026, the name of this Underlying Fund is Templeton Developing Markets VIP Fund.The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA Program and instruct Us to make transfers to or from the Fixed Account.   We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.
Name	Guaranteed Minimum Interest Rate
Fixed Account	3.5%

Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of Underlying Funds under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/BHF/PUFT/BHF64. You can also request this information at no cost by calling (833) 208-3018 or sending an email request to rcg@brighthousefinancial.com. Availability of Underlying Funds may vary by employer or Plan administrator. You should reference Your Plan documents or speak with Your employer or Plan administrator for the Underlying Funds available to You. The current expenses and performance information below reflects fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock High Yield Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Financial Management, Inc.	0.63%	9.15%	4.94%	6.62%
Seeks growth of capital.	Brighthouse Asset Allocation 100 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.96%	17.06%	8.63%	10.70%
Seeks long-term capital appreciation.	Brighthouse Small Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Allspring Global Investments, LLC	1.03%	-3.21%	6.43%	8.07%
Seeks long-term capital appreciation.	Brighthouse/Wellington Large Cap Research Portfolio — Class E# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.69%	15.74%	12.14%	13.45%
Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.	CBRE Global Real Estate Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: CBRE Investment Management Listed Real Assets LLC	0.66%	7.11%	4.30%	4.22%
Seeks long-term capital appreciation.	Harris Oakmark International Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Harris Associates L.P.	0.72%	33.17%	6.72%	7.01%
Seeks capital growth and income.	Invesco Comstock Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.81%	17.31%	15.15%	11.83%
Seeks capital appreciation.	Invesco Global Equity Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.58%	15.88%	7.56%	11.28%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Invesco Small Cap Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Invesco Advisers, Inc.	0.74%	6.17%	-0.66%	9.27%
Seeks long-term capital growth.	JPMorgan Small Cap Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: J.P. Morgan Investment Management Inc.	0.79%	12.48%	9.93%	9.09%
Seeks high total investment return through a combination of capital appreciation and income.	Loomis Sayles Global Allocation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.79%	12.94%	6.52%	9.50%
Seeks long-term growth of capital.	Loomis Sayles Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Loomis, Sayles & Company, L.P.	0.55%	15.21%	15.06%	14.19%
Seeks capital appreciation.	MFS® Research International Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.81%	22.41%	5.54%	7.57%
Seeks maximum real return, consistent with preservation of capital and prudent investment management.	PIMCO Inflation Protected Bond Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	1.13%	7.93%	1.40%	3.35%
Seeks maximum total return, consistent with the preservation of capital and prudent investment management.	PIMCO Total Return Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: Pacific Investment Management Company LLC	0.83%	8.90%	-0.07%	2.30%
Seeks growth of capital and income.	State Street Moderate ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.75%	16.78%	7.19%	7.85%
Seeks growth of capital.	State Street Moderately Aggressive ETF Portfolio — Class B‡ Brighthouse Investment Advisers, LLC Subadviser: SSGA Funds Management, Inc.	0.78%	19.23%	9.01%	9.31%
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class B# Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.78%	12.05%	10.28%	10.09%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.	T. Rowe Price Large Cap Value Portfolio — Class E†† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.68%	12.16%	10.39%	10.20%
Seeks a competitive total return primarily from investing in fixed-income securities.	BlackRock Bond Income Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.38%	7.95%	-0.17%	2.38%
Seeks long-term growth of capital.	BlackRock Capital Appreciation Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.56%	13.19%	11.07%	15.80%
Seeks a high level of current income consistent with prudent investment risk and preservation of capital.	BlackRock Ultra-Short Term Bond Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: BlackRock Advisors, LLC	0.37%	4.15%	3.09%	2.10%
Seeks a high level of current income, with growth of capital as a secondary objective.	Brighthouse Asset Allocation 20 Portfolio — Class B#‡ Brighthouse Investment Advisers, LLC	0.93%	9.25%	2.06%	3.97%
Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.	Brighthouse Asset Allocation 40 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	11.50%	3.84%	5.69%
Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.	Brighthouse Asset Allocation 60 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.91%	13.77%	5.55%	7.47%
Seeks growth of capital.	Brighthouse Asset Allocation 80 Portfolio — Class B‡ Brighthouse Investment Advisers, LLC	0.93%	15.63%	7.18%	9.22%
Seeks long-term capital appreciation with some current income.	Brighthouse/Wellington Balanced Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.52%	12.67%	7.45%	9.41%
Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Wellington Management Company LLP	0.62%	7.83%	8.29%	10.73%
Seeks maximum capital appreciation.	Frontier Mid Cap Growth Portfolio — Class D# Brighthouse Investment Advisers, LLC Subadviser: Frontier Capital Management Company, LLC	0.79%	5.08%	3.68%	10.04%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Jennison Growth Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Jennison Associates LLC	0.54%	14.04%	10.28%	16.71%
Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.	MetLife Aggregate Bond Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.26%	7.04%	-0.64%	1.75%
Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.	MetLife Mid Cap Stock Index Portfolio — Class A† Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	7.19%	8.81%	10.43%
Seeks to track the performance of the MSCI EAFE® Index.	MetLife MSCI EAFE® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.37%	31.02%	8.62%	8.04%
Seeks to track the performance of the Russell 2000® Index.	MetLife Russell 2000® Index Portfolio — Class A Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.30%	12.66%	5.99%	9.55%
Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.	MetLife Stock Index Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: MetLife Investment Management, LLC	0.27%	17.59%	14.13%	14.53%
Seeks a favorable total return through investment in a diversified portfolio.	MFS® Total Return Portfolio — Class F# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.82%	10.89%	6.20%	7.44%
Seeks capital appreciation.	MFS® Value Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Massachusetts Financial Services Company	0.58%	13.29%	10.11%	10.27%
Seeks high total return, consisting principally of capital appreciation.	Neuberger Berman Genesis Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Neuberger Berman Investment Advisers LLC	0.81%	-4.57%	2.86%	9.12%
Seeks long-term growth of capital.	T. Rowe Price Large Cap Growth Portfolio — Class B#† Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.81%	15.45%	9.37%	14.10%
Seeks long-term capital growth.	T. Rowe Price Small Cap Growth Portfolio — Class B Brighthouse Investment Advisers, LLC Subadviser: T. Rowe Price Associates, Inc.	0.76%	10.00%	5.48%	10.60%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks to maximize total return consistent with preservation of capital.	Western Asset Management Strategic Bond Opportunities Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.57%	9.07%	1.42%	4.03%
Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.	Western Asset Management U.S. Government Portfolio — Class A# Brighthouse Investment Advisers, LLC Subadviser: Western Asset Management Company LLC	0.50%	7.07%	0.59%	1.82%
Seeks long-term capital appreciation.	Contrafund® Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.79%	21.24%	15.08%	15.49%
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.	Equity-Income Portfolio — Initial Class Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.46%	19.02%	12.51%	11.60%
Seeks a high level of current income, while also considering growth of capital.	High Income Portfolio — Initial Class#† Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.81%	10.36%	4.22%	5.59%
Seeks long-term growth of capital.	Mid Cap Portfolio — Service Class 2 Fidelity Management & Research Company LLC Subadviser: FMR UK, FMR HK, and FMR Japan	0.80%	11.49%	9.83%	10.31%
Seeks long-term capital growth.	Franklin Small-Mid Cap Growth VIP Fund — Class 2† Franklin Advisers, Inc.	1.09%	2.52%	1.03%	9.89%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund — Class 2^^ Templeton Asset Management Ltd. Subadviser: Franklin Templeton Investment Management Limited	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund — Class 2# Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term growth of capital.	Janus Henderson Overseas Portfolio — Service Shares Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Investment Objectives	Portfolio Company and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Year	10 Year
Seeks capital appreciation.	ClearBridge Variable Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.87%	13.32%	5.24%	7.47%
Seeks long-term growth of capital.	ClearBridge Variable Small Cap Growth Portfolio — Class I Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.81%	9.23%	-0.17%	9.38%
Seeks long-term capital appreciation.	LVIP ClearBridge Appreciation Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.70%	14.50%	12.72%	13.34%
Seeks long-term growth of capital.	LVIP ClearBridge Large Cap Growth Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.74%	8.62%	10.57%	14.46%
Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.	LVIP ClearBridge Large Cap Value Fund — Class I# Legg Mason Partners Fund Advisor, LLC Subadviser: ClearBridge Investments, LLC	0.72%	10.20%	10.11%	10.01%

Temporary Fee Reductions, Current Expenses [Text Block]	Certain Underlying Funds and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.
Fixed Option [Line Items]
Fixed Options Available Legend [Text Block]	The following lists the Fixed Account option currently available under the Contract. The Fixed Account listed below will also be used if You participate in the DCA Program and instruct Us to make transfers to or from the Fixed Account. We may change the features of the Fixed Account listed below, offer new Fixed Account investment options, and terminate existing Fixed Account investment options. We will provide You with written notice before doing so. Availability of the Fixed Account may vary by employer or Plan Administrator. You should reference Your Plan documents or speak with Your employer or Plan Administrator for the investment options available to You.
Fixed Options Available [Table Text Block]
Name	Guaranteed Minimum Interest Rate
Fixed Account	3.5%

Universal Annuity | BlackRock High Yield Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return, consistent with income generation and prudent investment management.
Portfolio Company Name [Text Block]	BlackRock High Yield Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Financial Management, Inc.
Current Expenses [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	9.15%
Average Annual Total Returns, 5 Years [Percent]	4.94%
Average Annual Total Returns, 10 Years [Percent]	6.62%
Universal Annuity | Brighthouse Asset Allocation 100 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 100 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	17.06%
Average Annual Total Returns, 5 Years [Percent]	8.63%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Universal Annuity | Brighthouse Small Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse Small Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	(3.21%)
Average Annual Total Returns, 5 Years [Percent]	6.43%
Average Annual Total Returns, 10 Years [Percent]	8.07%
Universal Annuity | BrighthouseWellington Large Cap Research Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Large Cap Research Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.69%
Average Annual Total Returns, 1 Year [Percent]	15.74%
Average Annual Total Returns, 5 Years [Percent]	12.14%
Average Annual Total Returns, 10 Years [Percent]	13.45%
Universal Annuity | CBRE Global Real Estate Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks total return through investment in real estate securities, emphasizing both capital appreciation and current income.
Portfolio Company Name [Text Block]	CBRE Global Real Estate Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	CBRE Investment Management Listed Real Assets LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	7.11%
Average Annual Total Returns, 5 Years [Percent]	4.30%
Average Annual Total Returns, 10 Years [Percent]	4.22%
Universal Annuity | Harris Oakmark International Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Harris Oakmark International Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Harris Associates L.P.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	33.17%
Average Annual Total Returns, 5 Years [Percent]	6.72%
Average Annual Total Returns, 10 Years [Percent]	7.01%
Universal Annuity | Invesco Comstock Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital growth and income.
Portfolio Company Name [Text Block]	Invesco Comstock Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	17.31%
Average Annual Total Returns, 5 Years [Percent]	15.15%
Average Annual Total Returns, 10 Years [Percent]	11.83%
Universal Annuity | Invesco Global Equity Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	Invesco Global Equity Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.88%
Average Annual Total Returns, 5 Years [Percent]	7.56%
Average Annual Total Returns, 10 Years [Percent]	11.28%
Universal Annuity | Invesco Small Cap Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Invesco Small Cap Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	6.17%
Average Annual Total Returns, 5 Years [Percent]	(0.66%)
Average Annual Total Returns, 10 Years [Percent]	9.27%
Universal Annuity | JPMorgan Small Cap Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	JPMorgan Small Cap Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.48%
Average Annual Total Returns, 5 Years [Percent]	9.93%
Average Annual Total Returns, 10 Years [Percent]	9.09%
Universal Annuity | Loomis Sayles Global Allocation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total investment return through a combination of capital appreciation and income.
Portfolio Company Name [Text Block]	Loomis Sayles Global Allocation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	12.94%
Average Annual Total Returns, 5 Years [Percent]	6.52%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Universal Annuity | Loomis Sayles Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Loomis Sayles Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	15.06%
Average Annual Total Returns, 10 Years [Percent]	14.19%
Universal Annuity | MFS® Research International Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Research International Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	22.41%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	7.57%
Universal Annuity | PIMCO Inflation Protected Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum real return, consistent with preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Inflation Protected Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	7.93%
Average Annual Total Returns, 5 Years [Percent]	1.40%
Average Annual Total Returns, 10 Years [Percent]	3.35%
Universal Annuity | PIMCO Total Return Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum total return, consistent with the preservation of capital and prudent investment management.
Portfolio Company Name [Text Block]	PIMCO Total Return Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Pacific Investment Management Company LLC
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	(0.07%)
Average Annual Total Returns, 10 Years [Percent]	2.30%
Universal Annuity | State Street Moderate ETF Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital and income.
Portfolio Company Name [Text Block]	State Street Moderate ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.78%
Average Annual Total Returns, 5 Years [Percent]	7.19%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Universal Annuity | State Street Moderately Aggressive ETF Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	State Street Moderately Aggressive ETF Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	SSGA Funds Management, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	19.23%
Average Annual Total Returns, 5 Years [Percent]	9.01%
Average Annual Total Returns, 10 Years [Percent]	9.31%
Universal Annuity | T. Rowe Price Large Cap Value Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	12.05%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	10.09%
Universal Annuity | T. Rowe Price Large Cap Value Portfolio - Class E
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Value Portfolio — Class E
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	12.16%
Average Annual Total Returns, 5 Years [Percent]	10.39%
Average Annual Total Returns, 10 Years [Percent]	10.20%
Universal Annuity | BlackRock Bond Income Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a competitive total return primarily from investing in fixed-income securities.
Portfolio Company Name [Text Block]	BlackRock Bond Income Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.38%
Average Annual Total Returns, 1 Year [Percent]	7.95%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	2.38%
Universal Annuity | BlackRock Capital Appreciation Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	BlackRock Capital Appreciation Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	13.19%
Average Annual Total Returns, 5 Years [Percent]	11.07%
Average Annual Total Returns, 10 Years [Percent]	15.80%
Universal Annuity | BlackRock Ultra-Short Term Bond Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income consistent with prudent investment risk and preservation of capital.
Portfolio Company Name [Text Block]	BlackRock Ultra-Short Term Bond Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	4.15%
Average Annual Total Returns, 5 Years [Percent]	3.09%
Average Annual Total Returns, 10 Years [Percent]	2.10%
Universal Annuity | Brighthouse Asset Allocation 20 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, with growth of capital as a secondary objective.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 20 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	9.25%
Average Annual Total Returns, 5 Years [Percent]	2.06%
Average Annual Total Returns, 10 Years [Percent]	3.97%
Universal Annuity | Brighthouse Asset Allocation 40 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return in the form of income and growth of capital, with a greater emphasis on income.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 40 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	11.50%
Average Annual Total Returns, 5 Years [Percent]	3.84%
Average Annual Total Returns, 10 Years [Percent]	5.69%
Universal Annuity | Brighthouse Asset Allocation 60 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 60 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	13.77%
Average Annual Total Returns, 5 Years [Percent]	5.55%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Universal Annuity | Brighthouse Asset Allocation 80 Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks growth of capital.
Portfolio Company Name [Text Block]	Brighthouse Asset Allocation 80 Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	15.63%
Average Annual Total Returns, 5 Years [Percent]	7.18%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Universal Annuity | Brighthouse Wellington Balanced Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation with some current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Balanced Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.67%
Average Annual Total Returns, 5 Years [Percent]	7.45%
Average Annual Total Returns, 10 Years [Percent]	9.41%
Universal Annuity | Brighthouse Wellington Core Equity Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to provide a growing stream of income over time and, secondarily, long-term capital appreciation and current income.
Portfolio Company Name [Text Block]	Brighthouse/Wellington Core Equity Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.29%
Average Annual Total Returns, 10 Years [Percent]	10.73%
Universal Annuity | Frontier Mid Cap Growth Portfolio - Class D
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks maximum capital appreciation.
Portfolio Company Name [Text Block]	Frontier Mid Cap Growth Portfolio — Class D
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Frontier Capital Management Company, LLC
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	5.08%
Average Annual Total Returns, 5 Years [Percent]	3.68%
Average Annual Total Returns, 10 Years [Percent]	10.04%
Universal Annuity | Jennison Growth Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Jennison Growth Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Jennison Associates LLC
Current Expenses [Percent]	0.54%
Average Annual Total Returns, 1 Year [Percent]	14.04%
Average Annual Total Returns, 5 Years [Percent]	10.28%
Average Annual Total Returns, 10 Years [Percent]	16.71%
Universal Annuity | MetLife Aggregate Bond Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Bloomberg U.S. Aggregate Bond Index.
Portfolio Company Name [Text Block]	MetLife Aggregate Bond Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.26%
Average Annual Total Returns, 1 Year [Percent]	7.04%
Average Annual Total Returns, 5 Years [Percent]	(0.64%)
Average Annual Total Returns, 10 Years [Percent]	1.75%
Universal Annuity | MetLife Mid Cap Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s MidCap 400® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Mid Cap Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	8.81%
Average Annual Total Returns, 10 Years [Percent]	10.43%
Universal Annuity | MetLife MSCI EAFE® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the MSCI EAFE® Index.
Portfolio Company Name [Text Block]	MetLife MSCI EAFE® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.37%
Average Annual Total Returns, 1 Year [Percent]	31.02%
Average Annual Total Returns, 5 Years [Percent]	8.62%
Average Annual Total Returns, 10 Years [Percent]	8.04%
Universal Annuity | MetLife Russell 2000® Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Russell 2000® Index.
Portfolio Company Name [Text Block]	MetLife Russell 2000® Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.30%
Average Annual Total Returns, 1 Year [Percent]	12.66%
Average Annual Total Returns, 5 Years [Percent]	5.99%
Average Annual Total Returns, 10 Years [Percent]	9.55%
Universal Annuity | MetLife Stock Index Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to track the performance of the Standard & Poor’s 500® Composite Stock Price Index.
Portfolio Company Name [Text Block]	MetLife Stock Index Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	MetLife Investment Management, LLC
Current Expenses [Percent]	0.27%
Average Annual Total Returns, 1 Year [Percent]	17.59%
Average Annual Total Returns, 5 Years [Percent]	14.13%
Average Annual Total Returns, 10 Years [Percent]	14.53%
Universal Annuity | MFS® Total Return Portfolio - Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a favorable total return through investment in a diversified portfolio.
Portfolio Company Name [Text Block]	MFS® Total Return Portfolio — Class F
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	10.89%
Average Annual Total Returns, 5 Years [Percent]	6.20%
Average Annual Total Returns, 10 Years [Percent]	7.44%
Universal Annuity | MFS® Value Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	MFS® Value Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	13.29%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.27%
Universal Annuity | Neuberger Berman Genesis Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks high total return, consisting principally of capital appreciation.
Portfolio Company Name [Text Block]	Neuberger Berman Genesis Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Neuberger Berman Investment Advisers LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	(4.57%)
Average Annual Total Returns, 5 Years [Percent]	2.86%
Average Annual Total Returns, 10 Years [Percent]	9.12%
Universal Annuity | T. Rowe Price Large Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	T. Rowe Price Large Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	15.45%
Average Annual Total Returns, 5 Years [Percent]	9.37%
Average Annual Total Returns, 10 Years [Percent]	14.10%
Universal Annuity | T. Rowe Price Small Cap Growth Portfolio - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	T. Rowe Price Small Cap Growth Portfolio — Class B
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	10.00%
Average Annual Total Returns, 5 Years [Percent]	5.48%
Average Annual Total Returns, 10 Years [Percent]	10.60%
Universal Annuity | Western Asset Management Strategic Bond Opportunities Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital.
Portfolio Company Name [Text Block]	Western Asset Management Strategic Bond Opportunities Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.57%
Average Annual Total Returns, 1 Year [Percent]	9.07%
Average Annual Total Returns, 5 Years [Percent]	1.42%
Average Annual Total Returns, 10 Years [Percent]	4.03%
Universal Annuity | Western Asset Management U.S. Government Portfolio - Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks to maximize total return consistent with preservation of capital and maintenance of liquidity.
Portfolio Company Name [Text Block]	Western Asset Management U.S. Government Portfolio — Class A
Portfolio Company Adviser [Text Block]	Brighthouse Investment Advisers, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company LLC
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.07%
Average Annual Total Returns, 5 Years [Percent]	0.59%
Average Annual Total Returns, 10 Years [Percent]	1.82%
Universal Annuity | Contrafund Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Contrafund® Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.24%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Universal Annuity | Equity-Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Portfolio Company Name [Text Block]	Equity-Income Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.46%
Average Annual Total Returns, 1 Year [Percent]	19.02%
Average Annual Total Returns, 5 Years [Percent]	12.51%
Average Annual Total Returns, 10 Years [Percent]	11.60%
Universal Annuity | High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks a high level of current income, while also considering growth of capital.
Portfolio Company Name [Text Block]	High Income Portfolio — Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	10.36%
Average Annual Total Returns, 5 Years [Percent]	4.22%
Average Annual Total Returns, 10 Years [Percent]	5.59%
Universal Annuity | Mid Cap Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Mid Cap Portfolio — Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR UK, FMR HK, and FMR Japan
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	11.49%
Average Annual Total Returns, 5 Years [Percent]	9.83%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Universal Annuity | Franklin Small-Mid Cap Growth VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Franklin Small-Mid Cap Growth VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	2.52%
Average Annual Total Returns, 5 Years [Percent]	1.03%
Average Annual Total Returns, 10 Years [Percent]	9.89%
Universal Annuity | Templeton Emerging Markets VIP Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	Templeton Emerging Markets VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Asset Management Ltd.
Portfolio Company Subadviser [Text Block]	Franklin Templeton Investment Management Limited
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	46.27%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Universal Annuity | Templeton Foreign VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital growth.
Portfolio Company Name [Text Block]	Templeton Foreign VIP Fund — Class 2
Portfolio Company Adviser [Text Block]	Templeton Investment Counsel, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	29.19%
Average Annual Total Returns, 5 Years [Percent]	8.25%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Universal Annuity | Janus Henderson Overseas Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	Janus Henderson Overseas Portfolio — Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Universal Annuity | ClearBridge Variable Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks capital appreciation.
Portfolio Company Name [Text Block]	ClearBridge Variable Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	13.32%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	7.47%
Universal Annuity | ClearBridge Variable Small Cap Growth Portfolio Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	ClearBridge Variable Small Cap Growth Portfolio — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.81%
Average Annual Total Returns, 1 Year [Percent]	9.23%
Average Annual Total Returns, 5 Years [Percent]	(0.17%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Universal Annuity | LVIP ClearBridge Appreciation Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term capital appreciation.
Portfolio Company Name [Text Block]	LVIP ClearBridge Appreciation Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	14.50%
Average Annual Total Returns, 5 Years [Percent]	12.72%
Average Annual Total Returns, 10 Years [Percent]	13.34%
Universal Annuity | LVIP ClearBridge Large Cap Growth Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Growth Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	8.62%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	14.46%
Universal Annuity | LVIP ClearBridge Large Cap Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital as its primary objective. Current income is a secondary objective.
Portfolio Company Name [Text Block]	LVIP ClearBridge Large Cap Value Fund — Class I
Portfolio Company Adviser [Text Block]	Legg Mason Partners Fund Advisor, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	10.20%
Average Annual Total Returns, 5 Years [Percent]	10.11%
Average Annual Total Returns, 10 Years [Percent]	10.01%
Universal Annuity | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Death Benefit
Death Proceeds before the Maturity Date The following death benefit applies to all Contracts that include a death benefit. We calculate the death benefit amount as of the date Our Home Office receives proof of death and instructions for payment in Good Order. All amounts will be reduced by any outstanding Plan loans, prior withdrawals (including any applicable withdrawal charge) and any Premium Taxes due.
Individual contract	Group contract
If Annuitant dies on or after age 75, and before the Maturity Date:	If Participant dies on or after age 75, and before the Maturity Date:
Amount paid: the Contract Value of the Contract	Amount paid: the Participant’s interest under the Contract
If Annuitant dies before age 75, and before the Maturity Date:	If Participant dies before age 75, and before the Maturity Date:
Amount paid: the greater of (1),(2) or (3) below:	Amount paid: the greatest of (1), (2) or (3) below:
(1) the Contract Value	(1) the Participant’s interest
(2) total Purchase Payments	(2) the total Purchase Payments made on behalf of the Participant
(3) the Contract Value on the most recent 5(th) multiple Contract Year anniversary (i.e., 5(th), 10(th), 15(th), etc.) less any withdrawals made since that anniversary before We receive Due Proof of Death	(3)
the Participant’s interest on the most recent 5(th)
multiple Certificate year anniversary (i.e., 5(th),
10(th), 15(th), etc.) less any withdrawals made
since that anniversary before We receive Due Proof
of Death.

For example, for an Individual contract, assume the Contract Value is $10,000, total Purchase Payments are $20,000 and the Contract Value on the most recent 5th multiple year Contract Year anniversary is $15,000. Assume no withdrawals have been made since this last Contract Year anniversary before We received Due Proof of Death. If the Annuitant dies on or after age 75 and before the Maturity Date, the death benefit payable is $10,000. If the Annuitant dies before age 75 and before the Maturity Date, the death benefit payable equals $20,000 (the greater of (1), (2) or (3) above). For example, for a Group contract, assume the Participant’s interest is $10,000, total Purchase Payments made on behalf of the Participant are $12,000 and the Participant’s interest on the most recent 5th multiple Certificate year anniversary is $15,000. Assume no withdrawals have been made since this last Certificate year anniversary before We received Due Proof of Death. If the Participant dies on or after age 75 and before the Maturity Date, the death benefit payable is $10,000. If the Participant dies before age 75 and before the Maturity Date, the death benefit payable equals $15,000 (the greater of (1), (2) or (3) above). Payment of Proceeds We describe the process of paying death benefit proceeds before the Maturity Date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in Your Contract. Also, see “Federal Tax Considerations,” later, for information about federal tax law distribution requirements that apply upon your death. Generally, the person(s) receiving the benefit may request that the proceeds be paid in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that We may make available and that comply with applicable tax rules. If We are notified of Your death before any requested transaction is completed (including transactions under a DCA Program and systematic withdrawal program) We will cancel the request. As described above, the death benefit will be determined on the Death Report Date. Non-qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless	Mandatory Payout Rules Apply*
Owner (who is not the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Owner (who is the Annuitant)	The Beneficiary (ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is not the Contract Owner)	The Beneficiary (ies), or if none, to the Contract Owner.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Annuitant (who is the Contract Owner)	See death of “owner who is the Annuitant” above.		Yes
Annuitant (where owner is a nonnatural entity/trust)	The Beneficiary (ies) (e.g., the trust) or if none, to the owner.		Yes (Death of Annuitant is treated as death of the owner in these circumstances.)
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
Qualified Contracts
Before the Maturity Date, upon the Death of the	The Company Will Pay the Proceeds to:	Unless	Mandatory Payout Rules Apply*
Owner/Annuitant	The Beneficiary(ies), or if none, to the Contract Owner’s estate.	Unless the Beneficiary elects to continue the Contract rather than receive the distribution.	Yes
Beneficiary	No death proceeds are payable; Contract continues.		N/A
Contingent Beneficiary	No death proceeds are payable; Contract continues.		N/A
*Certain payout rules of the Code are triggered upon the death of any Contract Owner. The rules for Non-Qualified Contracts and Qualified Contracts are similar but differ in certain material respects. See “Federal Tax Considerations” for more information on the Code distribution requirements that apply to your type of Contract. Beneficiary Contract Continuance (not permitted for non-natural Beneficiaries) If You die before the Maturity Date, and if the value of any Beneficiary’s portion of the death benefit is between $20,000 and $1,000,000 as of the Death Report Date, (more than $1,000,000 is subject to Home Office approval), Your Beneficiary(ies) may elect to continue his/her portion of the Contract, subject to applicable Code distribution requirements and other tax law, and take required distributions over time, rather than receive the death benefit in a lump-sum. If the Beneficiary chooses to continue the Contract, the Beneficiary can extend the payout phase of the Contract enabling the Beneficiary to “stretch” the death benefit distributions out over his life expectancy or some other (shorter) period, to the extent permitted by the Code. If Your Beneficiary elects to continue the Contract, the death benefit will be calculated as of the Death Report Date. The initial Contract Value of the continued Contract (the “adjusted Contract Value”) will equal the greater of the Contract Value or the death benefit calculated on the Death Report Date and will be allocated to the Funding Options in the same proportion as prior to the Death Report Date. If the adjusted Contract Value is allocated to the Funding Options, the Beneficiary bears the investment risk. The Beneficiary who continues the Contract will be granted the same rights as the owner under the original Contract, except the Beneficiary cannot: •transfer ownership •make additional Purchase Payments The Beneficiary may also name his/her own Beneficiary (“succeeding Beneficiary”) and has the right to take withdrawals at any time after the Death Report Date without a withdrawal charge. All other fees and charges applicable to the original Contract will also apply to the continued Contract. All benefits and features of the continued Contract will be based on the Beneficiary’s age on the Death Report Date as if the Beneficiary had purchased the Contract with the adjusted Contract Value on the Death Report Date. Planned Death Benefit You may request, subject to the requirements of tax law, that rather than receive a lump-sum death benefit, the Beneficiary(ies) receive all or a portion of the death benefit proceeds either: •through an Annuity for life or a period that does not exceed the Beneficiary’s life expectancy, or •under the terms of the Beneficiary Continuance provision described above. If the Beneficiary Continuance provision is selected as a planned death benefit, no surrenders will be allowed other than payments meant to satisfy minimum distribution amounts or systematic withdrawal amounts, if greater You must make the planned death benefit request as well as any revocation of this request in writing. Upon Your death, Your Beneficiary(ies) cannot revoke or modify this request. If the death benefit at the time We receive Due Proof of Death is less than $2,000, We will only pay a lump sum to the Beneficiary. If periodic payments due under the planned death benefit election are less than $100, We reserve the right to make Annuity Payments at less frequent intervals, resulting in a payment of at least $100 per year. If no Beneficiary is alive when death benefits become payable, We will pay the death benefit as provided in Your Contract. Any planned death benefit option must comply with the federal tax rules that apply to the Beneficiary upon Your death. Death Proceeds after the Maturity Date If any Contract Owner, Participant or the Annuitant dies on or after the Maturity Date, the Company will pay the Beneficiary a death benefit consisting of any benefit remaining under the Annuity option then in effect, subject to the requirements of tax law. In the case of a Qualified Contract, those requirements may mean that any remaining payments after your death must be made over a shorter period than originally elected or otherwise adjusted to comply with the tax law.
Universal Annuity | Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically transfer a set amount from a Funding Option or the Fixed Account (if available) to one or more Funding Options on a monthly or quarterly basis
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●Fixed Account Value must not be depleted in less than 12 months from date of enrollment●May only have one DCA program in place at one time
Name of Benefit [Text Block]	Dollar Cost Averaging (DCA) Program
Operation of Benefit [Text Block]	Dollar Cost Averaging Dollar cost averaging or the pre-authorized transfer program (the “DCA Program”) allows You to transfer a set dollar amount to other Funding Options on a monthly or quarterly basis during the Accumulation Period of the Contract. Using this method, You will purchase more Accumulation Units in a Funding Option if the value per unit is low and will purchase fewer Accumulation Units if the value per unit is high. Therefore, You may achieve a lower-than-average cost per unit in the long run if You have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.
You may elect the DCA Program through Written Request or other method acceptable to Us. You must have a minimum total Contract Value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400. There is no additional fee to participate in the DCA Program.You may establish pre-authorized transfers of Contract Values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete Your Fixed Account Value in less than twelve months from Your enrollment in the DCA Program.In addition to the DCA Program, within the Fixed Account, We may credit increased interest rates to Contract Owners under an administrative Special DCA Program established at Our discretion, depending on availability and state law. Under this program, the Contract Owner may pre-authorize level transfers to any of the Funding Options under either a 6-Month Program or 12-Month Program. The 6-Month Program and the 12-Month Program will generally have different credited interest rates. Under the 6-Month Program, the interest rate can accrue up to six months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest on a level basis to the selected Funding Options in six months. Under the 12-Month Program, the interest rate can accrue up to twelve months on the remaining amounts in the Special DCA Program and We must transfer all Purchase Payments and accrued interest in this DCA Program on a level basis to the selected Funding Options in twelve months.The pre-authorized transfers will begin after the initial program Purchase Payment and complete enrollment instructions are received by the Company. If We do not receive complete program enrollment instructions within 15 days of receipt of the initial program Purchase Payment, the entire balance in the DCA Program will be transferred into the fixed income Funding Option.You may start or stop participation in the DCA Program at any time, but You must give the Company at least 30 days’ notice to change any automated transfer instructions that are currently in place. If You stop the Special DCA Program and elect to remain in the Fixed Account, We will credit Your Contract Value for the remainder of six or twelve months with the interest rate for non-DCA Program funds.You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent Purchase Payments We receive within the program period selected to the current Funding Options over the remainder of that program transfer period, unless You direct otherwise.All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between Funding Options. Transfers made under any DCA Program will not be counted for purposes of restrictions We may impose on the number of transfers permitted under the Contract. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.We will terminate Your participation in the DCA Program upon notification of Your death. We reserve the right to terminate the availability of any dollar cost averaging program at any time.The following examples may help You further understand the DCA Program and Special DCA Program: •Under the DCA Program, You could decide to instruct Us to transfer $1,000 on the first of each month from the BlackRock Ultra-Short Term Bond Portfolio to another Funding Option that You have selected, such as the MetLife Aggregate Bond Index Portfolio. Hypothetically, the $1,000 allocation may have bought 50 Accumulation Units of the MetLife Aggregate Bond Index Portfolio in January, 65 Accumulation Units in February, and 45 Accumulation Units in March. In these three months, You allocated $3,000 to the MetLife Aggregate Bond Index Portfolio which has resulted in 160 Accumulation Units. The value of each Accumulation Unit is an average of the three values used at the time of allocation. This price averaging that occurs via regular purchases over a period of time is referred to as “dollar cost averaging.” If You had allocated the entire $3,000 at one time, the total value might be higher or lower. •Under the Special DCA Program, You could decide to allocate $12,000 to the Fixed Account and instruct Us to make level transfers over 12 months under the 12-Month Program (i.e., $1,000 per month, including any credited interest) from the Fixed Account to a Funding Option that You have selected, such as the BlackRock Capital Appreciation Portfolio. The level transfers would result in dollar cost averaging of Accumulation Units in the BlackRock Capital Appreciation Portfolio, similar to the example above. In addition, amounts remaining in the Fixed Account during the 12 month period would be credited interest. At the end of the 12 months, the original $12,000 (plus any credited interest) will have been transferred from the Fixed Account to the BlackRock Capital Appreciation Portfolio.
Universal Annuity | Special Dollar Cost Averaging (DCA) Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	SpecialDollar Cost Averaging (DCA) Program
Purpose of Benefit [Text Block]	Allows You to systematically make level transfers from the Fixed Account (if available) to one or more Funding Options over a 6-month or 12-month duration
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Available only during the Accumulation Period●Fixed Account must be available for investment●Must have a minimum total Contract Value of $5,000 to enroll●Minimum transfer amount is $400●May only have one DCA program in place at one time●Interest rates credited on amounts in the Fixed Account may differ for 6-month and 12-month durations
Name of Benefit [Text Block]	SpecialDollar Cost Averaging (DCA) Program
Universal Annuity | Systematic Withdrawal Program
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawal Program
Purpose of Benefit [Text Block]	Allows You to receive regular automatic withdrawals from Your Contract
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Each payment must be at least $50●Withdrawals may only be on a monthly, quarterly, semi-annual, or annual basis●Must provide at least 30 days’ notice to change instructions●Upon 30-day written notice, We may discontinue this feature at any time.●We reserve the right to charge a processing fee in the future. If We do so, We will inform You in writing 30 days in advance.
Name of Benefit [Text Block]	Systematic Withdrawal Program
Operation of Benefit [Text Block]	Systematic Withdrawals Before the Maturity Date, You may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. For example, you may elect to have $500 withdrawn from your Contract Value automatically every month. We will deduct any applicable Premium Taxes and withdrawal charge. To elect systematic withdrawals You must make the election on the form We provide. We will surrender Accumulation Units pro rata from all Funding Options in which You have an interest, unless You instruct Us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying Us in writing, but You must give at least 30 days’ notice to change any systematic withdrawal instructions that are currently in place. We will also discontinue systematic withdrawals upon notification of Your death. We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days written notice to Contract Owners. Each systematic withdrawal is subject to federal income taxes on the taxable portion, and may be subject to withdrawal charges. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the Participant is under age 59 ½. There is no additional fee for electing systematic withdrawals. You should consult with Your tax adviser regarding the tax consequences of systematic withdrawals.
Universal Annuity | Death Benefit
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit at least equal to the Contract Value (less any amounts due) to Your Beneficiary(ies) if You die during the Accumulation Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	●Amount payable depends on multiple factors, such as type of Contract, age at time of death, Contract Value, total Purchase Payments, and prior withdrawals●Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Death Benefit
Universal Annuity | Variable Liquidity Benefit
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Variable Liquidity Benefit
Purpose of Benefit [Text Block]	Provides liquidity during the Annuity Period by allowing the Owner to take withdrawals during the Annuity Period based on the present value of Your remaining Annuity Payments
Optional Benefit [Flag]	true
Optional Benefit Expense (of Other Amount), Maximum [Percent]	5.00%
Brief Restrictions / Limitations [Text Block]	●Only offered in connection with a specific Annuity option that includes payments for a fixed period●Withdrawals may significantly reduce or eliminate remaining Annuity Payments
Name of Benefit [Text Block]	Variable Liquidity Benefit
Operation of Benefit [Text Block]	Variable Liquidity Benefit Charge If the Variable Liquidity Benefit is selected, there is a charge of 5% of the amounts withdrawn during the Annuity Period for the first five years. Starting in year six, the Variable Liquidity Benefit charge is zero. This charge is not assessed during the Accumulation Period. We impose this charge to reimburse us generally for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. We will assess the charge as follows:
Variable Liquidity Benefit Charge	Years Since Initial Purchase Payment Made	Percentage
As a percentage of the amount surrendered	0-5	5%
	6+	0%
Please refer to “Payment Options” section for a description of this benefit.Variable Liquidity BenefitThis benefit is only offered with the fixed Annuity option “Payments for a Fixed Period (Term Certain).”
At any time after annuitization and before death, the Contract Owner may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum withdrawal charge rate shown on the Contract Specifications page multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract. For example, assume 9 years of annuity payments have been paid under a 10-year period certain Payments for a Fixed Period Annuity Option. At the end of the 9th year, the Contract Owner decides to exercise the Variable Liquidity Benefit feature. Assume the most recent period certain payment prior to the request was $100 a month, then the present value of $100 a month over the remaining 1 year period, assuming an annual effective interest rate of 4.5% (daily net investment factor of 3.50% plus 1%) is $1,176.13. The Variable Liquidity Benefit payable would be: $1,176.13 minus 0 (0% Withdrawal Charge multiplied by $1,176.13) = $1,176.13.
Universal Annuity | Fixed Account
Fixed Option Details [Line Items]
Fixed Option Details, Description [Text Block]	Fixed Account
We may offer Our Fixed Account as an investment option. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to the availability of the Fixed Account. You should consult the Contract and Plan document to see how You may be affected. Information regarding the features of the Fixed Account, including (i) its name and (ii) its minimum guaranteed interest rate, is available in Appendix A to this prospectus. Please refer to Your Contract and Appendix D for more information regarding the Fixed Account. Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified in Your Contract. The minimum guaranteed interest rate is 3.5%. We will credit amounts held under the Fixed Account with interest. Interest is credited daily. We guarantee that for the life of the Contract We will credit interest at a rate not less than the minimum interest rate allowed by state law. We reserve the right to change the rate subject to applicable state law. We will determine any interest We credit to amounts allocated to the Fixed Account in excess of the minimum guaranteed rate in Our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guaranteed rate for any given year. We have no specific formula for determining the interest rate. Some factors We may consider are regulatory and tax requirements, general economic trends and competitive factors. You may transfer amounts between the Fixed Account and any available Funding Option(s), subject to the terms and restrictions described in “Transfers.”
Fixed Option [Line Items]
Fixed Option Available, Name	Fixed Account
Fixed Option Available, Minimum Guaranteed Interest Rate [Percent]	3.50%
Universal Annuity | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. You can lose money by investing in this Contract including loss of principal.
Universal Annuity | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. This Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.Amounts withdrawn from the Contract may result in withdrawal charges, taxes, and tax penalties. Withdrawal charges may apply for the first 5 years following a Purchase Payment. Withdrawal charges will reduce the value of Your Contract if You withdraw money during that time period. Withdrawals could significantly reduce the value of your Contract, the death benefit, the amount available for loans, and other Contract benefits. The reduction may be more than the amount withdrawn.The benefits of tax deferral also mean the Contract is more beneficial to investors with a long time horizon.
Universal Annuity | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.●Each investment option, including the Fixed Account, has its own unique risks.●You should review the prospectuses for the available Underlying Funds and the prospectus disclosure concerning the Fixed Account before making an investment decision.
Universal Annuity | Contract Benefits Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Contract Benefits Risk. Withdrawals could significantly reduce the value of your Contract, the death benefit, and Contract benefits. The reduction may be more than the amount withdrawn. Specifically, withdrawals may reduce the value of the death benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit. You should consider the impact that a withdrawal may have on standard and optional Contract benefits.
Universal Annuity | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	An investment in the Contract is subject to the risks related to Us. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. If We experience financial distress, We may not be able to meet Our obligations to You. More information about Brighthouse Life Insurance Company, including Our financial strength ratings, is available by contacting Us at 888-243-1968.
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Insurance Company Risk. Any obligations (including under the Fixed Account) and guarantees and benefits of the Contract that exceed the assets of the Separate Account are subject to Our claims-paying ability. It is possible that We could experience financial difficulty in the future and even become insolvent, and therefore unable to provide all of the obligations and guarantees and benefits that exceed the assets in the Separate Account that We promise. Likewise, Our experiencing financial difficulty could impair Our ability to fulfill Our obligations under the Fixed Account offered under this Contract.
Universal Annuity | Unsuitable as Short Term Savings Vehicle
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Unsuitable as Short-Term Savings Vehicle. The Contract is intended for retirement savings or other long-term investment purposes. It is not suitable as a short-term savings vehicle. This means if You plan to withdraw money or surrender the Contract for short-term needs, it may not be the right Contract for You. A charge may be assessed on withdrawals and surrenders in addition to taxes and penalties and these deductions could be substantial. Please discuss Your insurance needs and financial objectives with Your financial representative.
Universal Annuity | Investment Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment Risk. You bear the risk of any decline in the value of Your Contract resulting from the performance of the Funding Options You have chosen. Your Contract Value could decline very significantly, and there is a risk of loss of the entire amount invested. This risk varies with each Funding Option’s Underlying Fund. This risk could have a significant negative impact on certain benefits and guarantees under the Contract. The investment risks are described in the prospectuses for the Underlying Funds.
Universal Annuity | Funding Option Availability Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Funding Option Availability Risk. We reserve the right, subject to compliance with the law, to substitute investment alternatives under the Contract.
Universal Annuity | Fixed Account Allocation and Transfer Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Fixed Account Allocation and Transfer Risk. Allocations and transfers to and from the Fixed Account may subject to significant limitations. Where permitted by state law, We reserve the right under the Contract (with 30 days advance written notice) to restrict Purchase Payments into the Fixed Account or transfers from the Funding Options into the Fixed Account whenever the credited interest rate is equal to the minimum guaranteed interest rate specified in Your Contract. Additionally, We reserve the right to limit transfers from the Fixed Account to an amount of up to 10% of the Contract Value in the Fixed Account on the semiannual Contract Date anniversary. You should consider how significant the ability to make allocations to or transfers to and from the Fixed Account is for Your long term investment Plans, because the Fixed Account may not be available at all times or may have significant restrictions.
Universal Annuity | Tax Consequences
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Tax Consequences. Withdrawals are generally taxable (to the extent of any earnings in the Contract), and prior to age 59 ½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
Universal Annuity | Plan Terms Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Plan Terms Risk. If You participate through a retirement Plan or other group arrangement, the Contract may provide that all or some of Your rights, choices, or Contract features, as described in this prospectus, are subject to the Plan’s terms. For example, limitations on Your rights may apply to investment options, Purchase Payments, withdrawals, transfers, Plan loans, the death benefit and Annuity options, and the availability of Contract benefits. We may rely on Your employer’s or the Plan Administrator’s statements to Us as to the terms of the Plan or Your entitlement to any amounts. We are not a party to Your employer’s retirement Plan. We will not be responsible for determining what Your Plan says. You should consult the Contract and Plan document to see how You may be affected. An involuntary distribution to You from Your Plan may be subject to withdrawal charges under the Contract.
Universal Annuity | Cybersecurity and Certain Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity and Certain Business Continuity Risks. Our variable product business is largely conducted through complex information technology and communications systems operated by Us and Our service providers and business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of Our variable contracts). Our operations rely on the secure processing, storage and transmission of data and confidential and other information in Our systems and the systems of third party service providers. We have established administrative and technical controls and business continuity and resilience plans to protect Our operations against attempts by unauthorized third parties to improperly access, modify, disrupt the operation of, or prevent access to critical networks or systems or data within them (a “cyber-attack”). Despite these protocols, the techniques used to attack systems and networks change frequently, are becoming more sophisticated, and can originate from a wide variety of sources including internal actors (through malicious or accidental acts), terrorists, nation states, politically or financially motivated actors, or other third parties, such as external service providers. Furthermore, the rapid evolution and increased adoption of artificial intelligence technologies (“AI”) may intensify Our cybersecurity risks, including the deployment of artificial intelligence technologies by malicious third parties and threat actors that may increase in sophistication and effectiveness in the future. There may be an increased risk of cyber-attacks that may adversely disrupt or degrade Our operations and compromise Our data during periods of geo-political or military conflict. There is also a chance that certain risks have not been identified or prepared for, or that an attack may not be detected which limits Our ability, as well as that of Our service providers and business partners, to plan for or respond to, an attack. A failure of Our computer systems could cause significant interruptions in Our operations, compromise the security, confidentiality or privacy of sensitive data, and otherwise adversely affect Our business and ability to administer the Contracts. Unanticipated problems with, or failures of, Our disaster recovery systems and business continuity plans could also have a material, negative impact on Our ability to conduct business and on Our financial condition and operations, as well on individual Owners and their Contracts. Our operations also could be negatively impacted by a cyber-attack or system failure affecting a third party, such as a service provider, business partner, another participant in the financial markets or a governmental or regulatory authority. Disruptions or failures to Our operations, systems, and networks can originate from a wide variety of sources including, but not limited to, a disaster such as a natural catastrophe, epidemic or pandemic crisis, military or terrorist actions, cyber-attack, and unanticipated problems with Our or Our service providers’ disaster recovery systems (and the disaster recovery systems of such vendors’ suppliers, vendors, or subcontractors). Such disasters and events may adversely affect Our ability to conduct business or administer the contract. Cyber-attacks and disruptions or failures to Our systems and business operations could result in regulatory fines or sanctions, litigation, penalties or financial losses, reputational harm, loss of customers, and/or otherwise adversely affect Our business. Such events could also interfere with Our processing of Contract transactions, including the processing of transfer orders from Our website or with the Underlying Funds; impact Our ability to calculate Accumulation Unit values; cause the release and/or possible loss, misappropriation or corruption of data or confidential Owner or business information; or impede order processing or cause other operational issues. Cyber-attacks, disruptions or failures may also impact the issuers of securities in which the Underlying Funds invest, and it is possible the funds underlying Your Contract could lose value. We cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Underlying Funds invest. Although We continually make efforts to identify and reduce Our exposure to cybersecurity risks and operations failures, there can be no assurance that We or Our third party service providers or the Underlying Funds will be able to detect, manage, prevent, or avoid cyber-attacks, disruptions, or failures affecting Your Contract in the future.